Equity Method Investment	12 Months Ended
Dec. 31, 2010
Equity Method Investment
Equity Method Investment

Note 6 — Equity Method Investment

During 2010, the Company invested $560,000 for a 50% interest in Crawford County Gas Gathering Company, LLC (CCGGC).  CCGGC owns and operates pipelines and related gathering and treating facilities that it acquired in 2010.  The Company’s gas production located in Illinois is gathered and transported on CCGGC’s gathering facilities.  The Company’s investment in CCGGC is accounted for under the equity method of accounting, and its share of the income or loss is recognized.  During 2010, the Company recorded approximately $23,000 of equity method income related to this investment.